Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 18,659,141	$ 19,999,294		$ 23,986,146
Cost of Revenue (exclusive of depreciation and amortization shown separately below)	(10,044,402)	(10,560,766)		(15,176,026)
Gross Profit	8,614,739	9,438,528		8,810,120
Operating Expenses:
Selling and Marketing Expenses	1,130,799	1,063,533		780,758
Depreciation and Amortization	272,734	175,488		167,612
General and Administrative Expenses	2,798,028	2,361,763		1,557,081
Total Operating Expenses	4,201,561	3,600,784		2,505,451
Income from Operations	4,413,178	5,837,744		6,304,669
Other Income (Expense):
Government Grants	16,063	20,865		219,314
Other Income	251,895	150,653		501,211
Interest Expenses	(12,325)	(9,267)		(3,873)
Total Other Income	255,633	162,251		716,652
Income before Tax Expense	4,668,811	5,999,995		7,021,321
Income Tax Expense	(825,926)	(1,045,511)		(1,159,765)
Net Income	3,842,885	4,954,484		5,861,556
Other Comprehensive Income
Foreign currency translation loss, net of taxes	(26,468)	(285)
Total Comprehensive Income	$ 3,816,417	$ 4,954,199		$ 5,861,556
Earnings Per Share Attributable to Weighted Average Number of Outstanding Ordinary Shares
Basic	$ 0.14	$ 0.17		$ 0.21
Diluted	$ 0.14	$ 0.17		$ 0.21
Weighted Average Number of Outstanding Ordinary Shares
Basic	28,000,000	28,000,000	[1]	28,000,000	[1]
Diluted	28,000,000	28,000,000	[1]	28,000,000	[1]

[1]	Retroactively presented for 28,000,000 ordinary shares issued in preparation of the Company’s initial public offering